UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/11 is included with this Form.

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2011 (Unaudited)

Shares		Value

Common Stocks — 95.3%

Consumer Discretionary — 18.6%
7,300	AutoZone, Inc. *	$1,996,988
15,600	BorgWarner, Inc. *	1,243,164
7,800	Brinker International, Inc.	197,340
24,500	Buckle, Inc. (The)	989,800
6,500	Buffalo Wild Wings, Inc. *	353,795
4,000	Chipotle Mexican Grill, Inc. *	1,089,480
22,000	Deckers Outdoor Corp. *	1,895,300
5,200	Dick’s Sporting Goods, Inc. *	207,896
32,000	DIRECTV Class A *	1,497,600
15,500	Dollar Tree, Inc. *	860,560
4,500	Fossil, Inc. *	421,425
9,000	Genuine Parts Co.	482,760
12,000	Gildan Activewear, Inc.	393,240
19,500	Guess?, Inc.	767,325
35,000	Johnson Controls, Inc.	1,454,950
4,000	LKQ Corp. *	96,400
4,000	Lululemon Athletica, Inc. *	356,200
2,000	Netflix, Inc. *	474,660
3,000	O’Reilly Automotive, Inc. *	172,380
16,000	Panera Bread Co. Class A *	2,032,000
6,700	Priceline.com, Inc. *	3,393,148
10,000	Shaw Communications, Inc. Class B	210,700
4,500	Strayer Education, Inc.	587,205
4,000	Tim Hortons, Inc.	181,240
28,000	TJX Companies, Inc. (The)	1,392,440
15,400	TRW Automotive Holdings Corp. *	848,232
2,600	Ulta Salon, Cosmetics & Fragrance, Inc. *	125,138
15,500	Warnaco Group, Inc. (The) *	886,445
5,400	Wynn Resorts Ltd.	687,150
33,800	Yum! Brands, Inc.	1,736,644
		27,031,605
Consumer Staples — 10.9%
1,800	Boston Beer Co., Inc. (The) Class A *	166,716
2,600	British American Tobacco PLC ADR	210,574
17,000	Casey’s General Stores, Inc.	663,000
18,200	Church & Dwight Co., Inc.	1,443,988
12,800	Corn Products International, Inc.	663,296
32,200	Diamond Foods, Inc.	1,796,760
32,000	Flowers Foods, Inc.	871,360
16,000	General Mills, Inc.	584,800
69,700	Green Mountain Coffee Roasters, Inc. *	4,503,317
54,000	Hormel Foods Corp.	1,503,360
29,200	J&J Snack Foods Corp.	1,374,444
9,000	Molson Coors Brewing Co. Class B	422,010
1,000	Ruddick Corp.	38,590
20,000	TreeHouse Foods, Inc. *	1,137,400
8,000	Whole Foods Market, Inc.	527,200
		15,906,815

Shares		Value
Energy — 1.0%
2,800	Core Laboratories N.V.	$286,076
4,000	Enbridge, Inc.	245,800
20,500	Southwestern Energy Co. *	880,885
		1,412,761
Financials — 3.5%
25,800	AFLAC, Inc.	1,361,724
4,000	Bank of Montreal	259,920
3,200	BlackRock, Inc.	643,232
10,200	Royal Bank of Canada	632,094
12,000	Stifel Financial Corp. *	861,480
19,400	T. Rowe Price Group, Inc.	1,288,548
		5,046,998
Health Care — 17.4%
3,000	Alexion Pharmaceuticals, Inc. *	296,040
11,600	Allergan, Inc.	823,832
2,400	Bio-Rad Laboratories, Inc. Class A *	288,336
5,600	C.R. Bard, Inc.	556,136
24,800	Catalyst Health Solutions, Inc. *	1,387,064
10,000	Cerner Corp. *	1,112,000
31,600	Computer Programs & Systems, Inc.	2,031,248
3,800	DaVita, Inc. *	324,938
4,000	DENTSPLY International, Inc.	147,960
35,000	Edwards Lifesciences Corp. *	3,045,000
11,100	Endo Pharmaceuticals Holdings, Inc. *	423,576
31,200	Express Scripts, Inc. *	1,735,032
11,200	Haemonetics Corp. *	734,048
15,500	Henry Schein, Inc. *	1,087,635
8,000	Hospira, Inc. *	441,600
3,600	IDEXX Laboratories, Inc. *	277,992
16,800	Illumina, Inc. *	1,177,176
1,200	Intuitive Surgical, Inc. *	400,152
18,000	Medco Health Solutions, Inc. *	1,010,880
10,300	MEDNAX, Inc. *	686,083
3,800	Mettler-Toledo International, Inc. *	653,600
19,400	Novo Nordisk A/S ADR	2,429,462
22,400	Owens & Minor, Inc.	727,552
41,300	ResMed, Inc. *	1,239,000
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,153,910
9,000	Thermo Fisher Scientific, Inc. *	499,950
4,500	United Therapeutics Corp. *	301,590
11,000	Volcano Corp. *	281,600
		25,273,392

1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2011 (Unaudited)

Shares		Value
Industrials — 16.7%
27,000	AMETEK, Inc.	$1,184,490
7,800	C.H. Robinson Worldwide, Inc.	578,214
10,000	Canadian National Railway Co.	752,700
5,000	Cubic Corp.	287,500
23,400	Danaher Corp.	1,214,460
18,000	Donaldson Co., Inc.	1,103,220
14,000	Eaton Corp.	776,160
11,200	Elbit Systems Ltd.	617,904
2,600	Esterline Technologies Corp. *	183,872
6,600	HEICO Corp.	412,632
14,200	IDEX Corp.	619,830
20,000	IHS, Inc. Class A *	1,775,000
14,200	ITT Corp.	852,710
8,000	J.B. Hunt Transport Services, Inc.	363,360
7,700	Jacobs Engineering Group, Inc. *	396,011
12,000	Kansas City Southern *	653,400
3,700	Kirby Corp. *	211,973
9,000	L-3 Communications Holdings, Inc.	704,790
4,000	Lennox International, Inc.	210,320
1,300	Middleby Corp. (The) *	121,186
5,100	National Presto Industries, Inc.	574,668
12,000	Navistar International Corp. *	831,960
8,000	Oshkosh Corp. *	283,040
8,000	Parker Hannifin Corp.	757,440
95,500	Rollins, Inc.	1,938,650
14,200	Roper Industries, Inc.	1,227,732
15,600	Stericycle, Inc. *	1,383,252
8,000	Toro Co. (The)	529,760
15,600	United Technologies Corp.	1,320,540
11,600	URS Corp. *	534,180
9,000	Valmont Industries, Inc.	939,330
2,000	W.W. Grainger, Inc.	275,360
24,000	Waste Connections, Inc.	690,960
		24,306,604

Shares		Value
Information Technology — 17.7%
23,200	Accenture PLC Class A	$1,275,304
16,000	Acme Packet, Inc. *	1,135,360
38,800	Advent Software, Inc. *	1,112,396
8,000	Alliance Data Systems Corp. *	687,120
7,700	Amphenol Corp. Class A	418,803
11,600	ANSYS, Inc. *	628,604
32,500	Check Point Software Technologies Ltd. *	1,659,125
32,700	Cognizant Technology Solutions Corp. Class A *	2,661,780
19,500	Dolby Laboratories, Inc. Class A *	959,595
9,000	Equinix, Inc. *	819,900
6,400	F5 Networks, Inc. *	656,448
4,000	FactSet Research Systems, Inc.	418,920
900	Google, Inc. Class A *	527,589
43,900	Informatica Corp. *	2,292,897
2,800	MasterCard, Inc. Class A	704,816
5,100	MICROS Systems, Inc. *	252,093
32,400	Open Text Corp. *	2,019,168
66,000	Oracle Corp.	2,202,420
7,700	Rovi Corp. *	413,105
7,800	Salesforce.com, Inc. *	1,041,924
16,800	Solera Holdings, Inc.	858,480
16,000	SuccessFactors, Inc. *	625,440
9,000	Teradata Corp. *	456,300
26,000	TIBCO Software, Inc. *	708,500
7,700	VMware, Inc. Class A *	627,858
4,000	WebMD Health Corp. *	213,680
7,000	Wright Express Corp. *	362,880
		25,740,505
Materials — 7.9%
26,600	Ball Corp.	953,610
44,000	Crown Holdings, Inc. *	1,697,520
19,200	FMC Corp.	1,630,656
8,100	NewMarket Corp.	1,281,582
11,700	Praxair, Inc.	1,188,720
10,200	Rock-Tenn Co. Class A	707,370
15,400	Scotts Miracle-Gro Co. (The) Class A	890,890
15,600	Sigma-Aldrich Corp.	992,784
32,600	Silgan Holdings, Inc.	1,243,364
16,900	Solutia, Inc. *	429,260
12,000	Valspar Corp. (The)	469,200
		11,484,956
Telecommunication Services — 0.1%
7,500	Telefonica S.A. ADR	189,150
Utilities — 1.5%
15,500	ITC Holdings Corp.	1,083,450
9,000	NSTAR	416,430
23,300	Questar Corp.	406,585
8,000	Wisconsin Energy Corp.	244,000
		2,150,465

2

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2011 (Unaudited)
Total Common Stocks And Total Investment Securities — 95.3% (Cost $82,793,061)	$138,543,251

Principal Amount	Value

Short-Term Investments — 4.5%

Repurchase Agreements — 4.5%
$6,500,000	With Morgan Stanley, 0.06%, dated 03/31/11, due 04/01/11, delivery value $6,500,011 (collateralized by $6,555,000 U.S. Treasury Notes 1.3750% due 03/15/13, with a value of $6,630,614)	$6,500,000
Total Short-Term Investments (Cost $6,500,000)	6,500,000
Cash And Other Assets In Excess Of Liabilities — 0.2%	336,429
Net Assets (1) —100.0%	$145,379,680
Net Asset Value Per Outstanding Share ($145,379,680 ÷ 11,075,554 shares outstanding)	$13.13

*	Non-income producing.

(1)
For federal income tax purposes, the aggregate cost was $89,293,061, aggregate gross unrealized appreciation was $56,298,222, aggregate gross unrealized depreciation was $548,032 and the net unrealized appreciation was $55,750,190.

ADR	American Depositary Receipt.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
Common Stocks	$138,543,251	$0	$0	$138,543,251
Short-Term Investments	0	6,500,000	0	6,500,000
Total Investments in Securities	$138,543,251	$6,500,000	$0	$145,043,251

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011